Bank Loans and Other Debt (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Bank loans		$ 19,914	$ 17,729
Current portion of long-term bank loans and other debt		1,861	29,646
Long-term bank loans and other debt		756	1,803
Total bank loans and other debt		22,531	49,178
China Merchants Bank One [Member]
Line of Credit Facility [Line Items]
Bank loans	[1]	4,631	4,835
Bank Of Beijing [Member]
Line of Credit Facility [Line Items]
Bank loans	[2]	2,933	8,059
Current portion of long-term bank loans and other debt	[3]	0	11,741
Long-term bank loans and other debt	[3]	756	0
Bank Of China [Member]
Line of Credit Facility [Line Items]
Bank loans	[4]	1,544	1,612
Industrial And Commercial Bank Of China [Member]
Line of Credit Facility [Line Items]
Bank loans	[5]	0	3,223
China Construction Bank One [Member]
Line of Credit Facility [Line Items]
Bank loans	[6]	7,719	0
Current portion of long-term bank loans and other debt	[7]	0	13,861
Beijing Zhongguancun Development Group [Member]
Line of Credit Facility [Line Items]
Current portion of long-term bank loans and other debt	[8]	1,861	0
Long-term bank loans and other debt	[8]	0	1,803
China Merchants Bank Two [Member]
Line of Credit Facility [Line Items]
Bank loans	[5]	3,087	0
China Construction Bank Two [Member]
Line of Credit Facility [Line Items]
Current portion of long-term bank loans and other debt	[9]	$ 0	$ 4,044

[1]	In 2014, Sinovac Beijing entered into a bank loan with China Merchants Bank in the aggregate principal amount of $4,835 (RMB 30 million) to finance its working capital requirements, bearing interest at 15% above the prime rate of a one-year term loan published by the People’s Bank of China, at 6.9% per year. Interest was payable quarterly. The loan was drawn on March 3, 2014 and was repaid on March 2, 2015. Sinovac Beijing entered into a new bank loan with China Merchants Bank in the aggregate principal amount of $4,631 (RMB 30 million) to finance its working capital requirements on June 30, 2015, bearing interest at 15% above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.58% per year. Interest is payable quarterly. The loan was drawn on June 30, 2015 and is repayable on June 28, 2016.
[2]	In 2014, Sinovac Beijing entered into a bank loan with Bank of Beijing in the aggregate principal amount of $8,059 (RMB 50 million) to finance its working capital requirements. The loan’s annual interest rate was 6% and was payable quarterly. The loan was repaid in full on August 28, 2015. On September 18, 2015, Sinovac Beijing entered into a bank loan with Bank of Beijing in the aggregate principal amount of $7,719 (RMB 50 million) to finance its working capital requirements. The loan bears interest at 4.35% and is payable quarterly. The first $1,467 (RMB 9.5 million) was drawn on October 28, 2015 and is payable on October 27, 2016. The second $1,466 (RMB 9.5 million) was drawn on November 30, 2015 and is repayable on November 29, 2016.
[3]	The loan from Bank of Beijing in the aggregate principal amount of $23,531 (RMB 146 million) with a term from May 2011 to November 2015 was for construction of the Changping facility and had a maximum credit facility amount of $32,234 (RMB 200 million). The interest was charged at the bank’s prime lending rate and adjusted every 12 months, at 6.4% per year, and was payable quarterly. The loan was repayable in four installments on May 13, 2014, November 13, 2014, May 13, 2015 and November 13, 2015. $11,790 (RMB 72.6 million) was repaid in 2014 and $11,741 (RMB 72.9 million) was repaid in 2015. Prepaid land lease payments and buildings of Sinovac Beijing with a net book value of $3,285 (RMB 20.4 million) were pledged as collateral as of December 31, 2014. On May 20, 2015, Sinovac Beijing entered into a new bank loan with Bank of Beijing in the aggregate principal amount of $7,410 (RMB 48 million) with a term from July 2015 to July 2020 for construction of the pneumococcal polysaccharide vaccine facilities. The loan bears interest at the bank’s prime lending rate, at 5.25% per year. Interest is payable quarterly. The loan is repayable in four equal installments in January 2019, July 2019, January 2020 and July 2020. $756 (RMB 4.9 million) was drawn in July 2015. Prepaid land lease payments and buildings of Sinovac Beijing with a net book value of $2,896 (RMB 18.8 million) were pledged as collateral as of December 31, 2015.
[4]	On December 17, 2012, Sinovac Dalian entered into a bank loan agreement with Bank of China with a credit line of $3,223 (RMB 20 million). The loan’s annual interest rate was 7.44%. The first $806 (RMB 5 million) was drawn down on March 13, 2013 and repaid on March 12, 2014. The second $806 (RMB 5 million) was drawn down on September 24, 2013 and repaid on September 23, 2014. The third $806 (RMB 5 million) was drawn down on March 31, 2014 and was repaid on March 26, 2015. The fourth $806 (RMB 5 million) was drawn down on September 23, 2014 and was repaid in full on September 22, 2015. On March 17, 2015, Sinovac Dalian entered into a bank loan with Bank of China in the aggregate principal amount of $772 (RMB 5 million) to finance its working capital requirements. The loan bears interest at 30% above the prime rate of a one-year term loan published by the People’s Bank of China, at 6.955%, the interest is paid monthly, and the loan will be repaid on March 16, 2016. On October 26, 2015, Sinovac Dalian entered into a bank loan with Bank of China in the aggregate principal amount of $772 (RMB 5 million) to finance its working capital requirements. The loan bears interest at 166 base points above the prime rate of a one-year term loan published by the People’s Bank of China, at 6.01%, interest is paid monthly and the loan is repayable on October 28, 2016. Prepaid land lease payments and buildings of Sinovac Dalian with a net book value of $8,892 (RMB 57.6 million) were pledged as collateral.
[5]	In 2014, Sinovac Beijing entered into a bank loan with Industrial and Commercial Bank of China in the aggregate principal amount of$3,223 (RMB 20 million) to finance its working capital requirements, bearing interest at 10% above the prime rate of a one-year term loan published by the People’s Bank of China at 7.5% per year. Interest was payable monthly. The loan was drawn on June 19, 2014, and guaranteed by an unrelated third party, with a guarantee fee of $64 (RMB 0.4 million) over the term of the loan. Trade receivables of Sinovac Beijing with a carrying value of not lower than $5,641 (RMB 35 million) were pledged as collateral. The loan was fully repaid on June 30, 2015.On November 5, 2015 Sinovac Beijing entered into a one-year term bank loan with China Merchants Bank in the aggregate principal amount of $3,087 (RMB 20 million) to finance its working capital requirements, bearing interest at 5% above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.57% per year. Interest is payable quarterly. The loan is guaranteed by an unrelated third party, with a guarantee fee of $62 (RMB 0.4 million) over the term of the loan. Trade receivables of Sinovac Beijing with a carrying value of not lower than $5,403 (RMB 35 million) were pledged as collateral.
[6]	On June 4, 2015,Sinovac Beijing entered into a bank loan with China Construction Bank in the aggregate principal amount of $7,719 (RMB50 million) to finance its working capital requirements, bearing interest at 5% above the prime rate of a one-year term loan published by the People’s Bank of China and the interest rate of current year is 5.36%. Interest is payable monthly. The loan was drawn by three installments on June 4, 2015, June 29, 2015, and August 7, 2015, and is repayable on June 3, 2016. Pursuant to the covenants set out in the agreement, the debt to total assets ratio must not be higher than 80%, the current ratio must not be lower than 0.8, contingent liabilities must not be higher than $24,830 (RMB 161 million) and contingent liabilities as a percentage of total shareholders’ equity must not be higher than 50%. The Company is in compliance with such covenants as of December 31, 2015.Prepaid land lease payment and buildings of the Changping facilities of Sinovac Beijing with a net book value of $16,229 (RMB 105.1 million) were pledged as collateral.
[7]	The loan from China Construction Bank in the aggregate principal amount of $13,894 (RMB 90 million) was exclusively for the purchase of the Changping facility, bearing interest at the bank’s prime lending rate and adjusted every 12 months, at 6.4% per year. Interest was payable monthly. Prepaid land lease payment and buildings of the Changping facilities of Sinovac Beijing with a net book value of $17,798 (RMB 110 million) were pledged as collateral. $322 (RMB 2 million) was repaid in 2013, $322 (RMB 2 million) was repaid in 2014, and the remaining $13,861 (RMB 86 million) was fully repaid in 2015.
[8]	The Loan from Beijing Zhongguancun Development Group in the aggregate principal amount of $1,934 (RMB 12 million) bearing interest currently at 0.36% per year is for the purpose of funding EV71 vaccine research project of Sinovac Beijing. The total loan is $1,934 (RMB 12 million) of which $967 (RMB 6 million) was received in 2012 and the second $967 (RMB 6 million) was received in 2013. The loan is unsecured and repayable on February 24, 2016. Beijing Zhongguancun Development Group is entitled to 10.62% ownership of the profits, if any, generated from the intellectual property developed during the loan period. No profit-sharing payments are required to be made as no profits have been generated to date. The Company can repay the loan at any time during the loan period. The fair value differential of $358 (between the face value and the fair value using the effective interest rate method at the Company's borrowing rate of 6.9%) is recorded as current deferred government grant as of December 31, 2015 (2014- $376) (see note 16). The loan was repaid in full on February 22, 2016.
[9]	The total amount of the loan facility from China Construction Bank was $8,059 (RMB 50 million) for a three-year period from December 13, 2012 to December 12, 2015. The amount drawn was $4,996 (RMB 31 million) as at December 31, 2014. Interest was set at the bank’s prime lending rate at 6.15% per year. The loan was to be used exclusively for the operation and production costs of Sinovac Beijing. Interest was payable monthly. The loan was unsecured. 10% of the principal amount was repayable in 2013 and 10% of the principal amount was repayable in 2014 with the remaining principal repayable in 2015. $458 (RMB 3 million) was repaid in 2013 and $494 (RMB 3 million) was repaid in 2014, and the remaining $3,874 (RMB 25 million) was fully repaid in 2015.